POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 21, 2010 TO THE PROSPECTUS
DATED JUNE 30, 2010 OF:

PowerShares Ibbotson Alternative Completion Portfolio
PowerShares RiverFront Tactical Balanced Growth Portfolio
PowerShares RiverFront Tactical Growth & Income Portfolio
(the "Funds")

The chart in the section titled "Summary Information—Management of the Fund" for each of the Funds is hereby deleted and replaced with the following:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since inception

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Portfolio Manager of the Adviser	October 2010

The fourth through sixth paragraphs of the section titled "Management of the Funds" are hereby deleted and replaced with the following:

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of each Fund. Mr. Hubbard receives management assistance from Michael Jeannette and Brian Picken. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Peter Hubbard is a Vice President and Director of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since August 2008. Mr. Jeanette has been a Portfolio

Manager of the Adviser since July 2008. Prior to joining the Adviser, Mr. Jeanette was a trust advisor and GM of Chicago based Richard Lamb, LLC from 1998 to 2007.

Brian Picken is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since October 2010. Mr. Picken has been a Portfolio Manager of the Adviser since August 2010. Mr. Picken was an Associate Portfolio Manager for the Adviser from August 2009 to August 2010, an ETF Portfolio Operations Specialist for the Adviser from August 2008 to August 2009, and prior to that a Research Analyst for the Adviser from August 2007 to August 2008. He received a Bachelor of Arts from Wheaton College.

P-PS-PRO-STK-11 10/21/10

Please Retain This Supplement For Future Reference

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 21, 2010 TO THE PROSPECTUS
DATED JANUARY 25, 2010 OF:

PowerShares CEF Income Composite Portfolio
(the "Fund")

The chart in the section titled "Summary Information—Management of the Fund" is hereby deleted and replaced with the following:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since inception

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	Since inception

Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	April 2010

Brian Picken	Portfolio Manager of the Adviser	October 2010

The fourth through eighth paragraphs of the section titled "Management of the Funds" are hereby deleted and replaced with the following:

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of the Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of the Fund. Mr. Hubbard receives management assistance from Michael Jeanette, Jeffrey W. Kernagis and Brian Picken. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Peter Hubbard is a Vice President and Director of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since its inception. Mr. Jeanette has been a Portfolio Manager of the Adviser since July 2008. Prior to joining the Adviser, Mr. Jeanette was a trust advisor and GM of Chicago based Richard Lamb, LLC from 1998 to 2007.

Jeffrey W. Kernagis is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since April 2010. Mr. Kernagis has been a Portfolio Manager of the Adviser since September 2007. Prior to joining the Adviser, Mr. Kernagis was a Portfolio Manager at Claymore Securities, Inc. from October 2005 to September 2007. Prior to that, Mr. Kernagis was a Senior Trader at Mid-States Corporate Federal Credit Union from January 2004 to October 2005 and a Vice President of Institutional Futures Sales at ABN Amro, Inc. from March 1994 to February 2003.

Brian Picken is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since October 2010. Mr. Picken has been a Portfolio Manager of the Adviser since August 2010. Mr. Picken was an Associate Portfolio Manager for the Adviser from August 2009 to August 2010, an ETF Portfolio Operations Specialist for the Adviser from August 2008 to August 2009, and prior to that a Research Analyst for the Adviser from August 2007 to August 2008. He received a Bachelor of Arts from Wheaton College.

P-PCEF-PRO-STK-1 10/21/10

Please Retain This Supplement For Future Reference

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 21, 2010 TO THE PROSPECTUS
DATED MARCH 30, 2010 OF:

PowerShares S&P SmallCap Consumer Discretionary Portfolio
PowerShares S&P SmallCap Consumer Staples Portfolio
PowerShares S&P SmallCap Energy Portfolio
PowerShares S&P SmallCap Financials Portfolio
PowerShares S&P SmallCap Health Care Portfolio
PowerShares S&P SmallCap Industrials Portfolio
PowerShares S&P SmallCap Information Technology Portfolio
PowerShares S&P SmallCap Materials Portfolio
PowerShares S&P SmallCap Utilities Portfolio
(the "Funds")

The chart in the section titled "Summary Information—Management of the Fund" for each Fund is hereby deleted and replaced with the following:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since inception

Joshua Betts	Vice President and Portfolio Manager of the Adviser	Since inception

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	Since inception

Brian Picken	Portfolio Manager of the Adviser	October 2010

The fourth through eighth paragraphs of the section titled "Management of the Funds" are hereby deleted and replaced with the following:

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the "Portfolio Managers") who are responsible for the day-to-day management of the each Fund. Mr. Hubbard receives management assistance from Joshua Betts, Michael Jeanette and Brian Picken. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Peter Hubbard is a Vice President and Director of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception. Mr. Hubbard was a Research

Analyst for the Adviser from May 2005 to June 2007. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception. Mr. Betts has been a Portfolio Manager of the Adviser since September 2008. Prior to joining the Adviser, Mr. Betts was a Regional Vice President at Claymore Securities, Inc. from May 2007 to August 2008. Prior to this, he was a Portfolio Consultant for the Adviser from June 2006 to May 2007. From September 2005 to June 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception. Mr. Jeanette has been a Portfolio Manager of the Adviser since July 2008. Prior to joining the Adviser, Mr. Jeanette was a trust advisor and GM of Chicago based Richard Lamb, LLC from 1998 to 2007.

Brian Picken is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since October 2010. Mr. Picken has been a Portfolio Manager of the Adviser since August 2010. Mr. Picken was an Associate Portfolio Manager for the Adviser from August 2009 to August 2010, an ETF Portfolio Operations Specialist for the Adviser from August 2008 to August 2009, and prior to that a Research Analyst for the Adviser from August 2007 to August 2008. He received a Bachelor of Arts from Wheaton College.

P-SCS-PRO-STK-1 10/21/10

Please Retain This Supplement For Future Reference

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 21, 2010 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED JUNE 30, 2010 OF:

PowerShares Ibbotson Alternative Completion Portfolio
PowerShares RiverFront Tactical Balanced Growth Portfolio
PowerShares RiverFront Tactical Growth & Income Portfolio
(the "Funds")

The first through sixth paragraphs of the section titled "Management—Portfolio Managers" are hereby deleted and replaced with the following:

Portfolio Managers. The Adviser uses a team of portfolio managers (the "Portfolio Managers"), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the Funds. Mr. Hubbard receives management assistance from Michael Jeanette and Brian Picken.

As of September 30, 2010, in addition to 44 funds of the Trust, Mr. Hubbard managed 63 portfolios of exchange-traded funds in the Fund Family and 5 portfolios of unit investment trusts with a total of approximately $38.2 billion in assets, 30 other pooled investment vehicles with approximately $11.1 billion in assets and 19 exchange-traded funds traded in Europe with approximately $1.0 billion in assets.

As of September 30, 2010 in addition to 13 funds of the Trust, Mr. Jeanette managed 57 portfolios of exchange-traded funds in the Fund Family with a total of approximately $7.2 billion in assets and no other pooled investment vehicles.

As of September 30, 2010 in addition to 13 funds of the Trust, Mr. Picken managed 57 portfolios of exchange-traded funds in the Fund Family with a total of approximately $7.2 billion in assets and no other pooled investment vehicles.

Although the funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Compensation Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers. As of September 30, 2010, Messrs. Hubbard and Jeanette did not own any securities of the Funds.

The dollar range of securities beneficially owned by Mr. Picken, as of September 30, 2010, in the Fund in which he owns securities is shown below.

Brian Picken

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares RiverFront Tactical Growth & Income Portfolio	X

P-PS-SOAI-STK-11 10/21/10

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 21, 2010 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED JANUARY 25, 2010 OF:

PowerShares CEF Income Composite Portfolio
(the "Funds")

The first through eighth paragraphs of the section titled "Management—Portfolio Managers" are hereby deleted and replaced with the following:

Portfolio Managers. The Adviser uses a team of portfolio managers (the "Portfolio Managers"), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the Fund. Mr. Hubbard receives management assistance from Michael Jeanette, Jeffrey W. Kernagis and Brian Picken.

As of September 30, 2010, in addition to 44 funds of the Trust, Mr. Hubbard managed 63 portfolios of exchange-traded funds in the Fund Family and 5 portfolios of unit investment trusts with a total of approximately $38.2 billion in assets, 30 other pooled investment vehicles with approximately $11.1 billion in assets and 19 exchange-traded funds traded in Europe with approximately $1.0 billion in assets.

As of September 30, 2010 in addition to 13 funds of the Trust, Mr. Jeanette managed 57 portfolios of exchange-traded funds in the Fund Family with a total of approximately $7.2 billion in assets and no other pooled investment vehicles.

As of September 30, 2010, in addition to 20 funds of the Trust, Mr. Kernagis managed 3 portfolios of exchange-traded funds in the Fund Family with a total of approximately $6.9 billion in assets, no other pooled investment vehicles and 1 exchange-traded fund traded in Europe with approximately $60.8 million in assets.

As of September 30, 2010 in addition to 13 funds of the Trust, Mr. Picken managed 57 portfolios of exchange-traded funds in the Fund Family with a total of approximately $7.2 billion in assets and no other pooled investment vehicles.

Although the funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation

Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Compensation Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers. As of September 30, 2010, Messrs. Hubbard, Jeanette and Kernagis did not own any securities of the Fund.

The dollar range of securities beneficially owned by Mr. Picken, as of September 30, 2010, in the Fund is shown below.

Brian Picken

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares CEF Income Composite Portfolio	X

P-PCEF-SOAI-STK-1 10/21/10

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 21, 2010 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED MARCH 30, 2010 OF:

PowerShares S&P SmallCap Consumer Discretionary Portfolio
PowerShares S&P SmallCap Consumer Staples Portfolio
PowerShares S&P SmallCap Energy Portfolio
PowerShares S&P SmallCap Financials Portfolio
PowerShares S&P SmallCap Health Care Portfolio
PowerShares S&P SmallCap Industrials Portfolio
PowerShares S&P SmallCap Information Technology Portfolio
PowerShares S&P SmallCap Materials Portfolio
PowerShares S&P SmallCap Utilities Portfolio
(the "Funds")

The first through seventh paragraphs of the section titled "Management—Portfolio Managers" are hereby deleted and replaced with the following:

Portfolio Managers. The Adviser uses a team of portfolio managers (the "Portfolio Managers"), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the Funds. Mr. Hubbard receives management assistance from Joshua Betts, Michael Jeanette and Brian Picken.

As of September 30, 2010, in addition to 44 funds of the Trust, Mr. Hubbard managed 63 portfolios of exchange-traded funds in the Fund Family and 5 portfolios of unit investment trusts with a total of approximately $38.2 billion in assets, 30 other pooled investment vehicles with approximately $11.1 billion in assets and 19 exchange-traded funds traded in Europe with approximately $1.0 billion in assets.

As of September 30, 2010, in addition to 21 funds of the Trust, Mr. Betts managed 7 portfolios of exchange-traded funds in the Fund Family with a total of approximately $4.6 billion in assets, no other pooled investment vehicles and 18 exchange-traded funds traded in Europe with approximately $962.8 million in assets.

As of September 30, 2010 in addition to 13 funds of the Trust, Mr. Jeanette managed 57 portfolios of exchange-traded funds in the Fund Family with a total of approximately $7.2 billion in assets and no other pooled investment vehicles.

As of September 30, 2010 in addition to 13 funds of the Trust, Mr. Picken managed 57 portfolios of exchange-traded funds in the Fund Family with a total of approximately $7.2 billion in assets and no other pooled investment vehicles.

Although the funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Compensation Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers. As of September 30, 2010, Messrs. Hubbard, Betts, Jeanette and Picken did not own any securities of the Funds.

P-SCS-SOAI-STK-1 10/21/10

Please Retain This Supplement For Future Reference.